Consolidated Statements of Stockholder’s (Deficit) Equity (Parenthetical)	12 Months Ended
Dec. 31, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Common stock, issuance costs	$ 23,762
Preferred stock, issuance costs	$ 69,528